Pension Plans and Other Postretirement Benefits	12 Months Ended
Sep. 30, 2014
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
(11) Pension Plans and Other Postretirement Benefits

The Company has several defined benefit pension plans covering substantially all of its employees in the U.S. and certain employees in other countries. The plans provide retirement benefits based, in certain circumstances, on years of service and on earnings.

In the first quarter of fiscal 2013, the Company approved and communicated changes to its U.S. pension plan, which is the most significant of the Company's pension obligations. Effective January 1, 2014, the pension benefit earned at that date by active participants under the legacy Energizer U.S. pension plans was frozen and future service benefits are no longer being accrued under these retirement programs. For the twelve months ended September 30, 2013, the Company recorded a non-cash, pre-tax curtailment gain of $37.4 as a result of this plan change.

In the fourth quarter of fiscal 2013, the Company finalized and communicated a decision to discontinue certain post-retirement medical and life insurance benefits. The communication was provided to all eligible participants of the impacted plans and advised that the Company would discontinue all benefits associated with the impacted plans effective December 31, 2013. As a result of this action, the Company recorded a non-cash, pre-tax gain of $70.2 in the fourth fiscal quarter of 2013. The gains represent the combined effect of the acceleration of a prior service cost credit and other gains and the elimination of the majority of the post-retirement benefit liability.

The combined impact of the non-cash gains associated with the pension and other postretirement benefit changes noted above, which was $107.6 pre-tax, was reported on a separate line item in the Consolidated Statement of Earnings and Comprehensive Income.

The Company also sponsors or participates in a number of other non-U.S. pension arrangements, including various retirement and termination benefit plans, some of which are required by local law or coordinated with government-sponsored plans, which are not significant in the aggregate and, therefore, are not included in the information presented in the following tables.

As a result of the feminine care acquisition, the Company assumed certain pension and post-retirement obligations of approximately $20 related to the plans in place.

The following tables present the benefit obligation, plan assets and funded status of the plans:

	September 30,
	Pension		Postretirement
	2014	2013	2014	2013
Change in Projected Benefit Obligation
Benefit obligation at beginning of year	$1,308.3	$1,396.9	$9.4	$39.7
Service cost	14.4	27.1	2.0	0.4
Interest cost	54.6	48.5	0.8	1.4
Plan participants' contributions	0.3	0.3	—	2.8
Actuarial loss/(gain)	86.7	(68.5)	(2.5)	(0.2)
Benefits paid, net	(91.3)	(87.4)	(1.6)	(5.8)
Plan amendments	—	—	(0.3)	(3.3)
Plan curtailments	(6.1)	(6.0)	(1.2)	(25.2)
Plan settlements	(1.6)	(6.4)	—	—
Net transfer due to acquisition	9.2	—	10.5	—
Foreign currency exchange rate changes	(17.8)	3.8	(0.9)	(0.4)
Projected Benefit Obligation at end of year	$1,356.7	$1,308.3	$16.2	$9.4
Change in Plan Assets
Estimated fair value of plan assets at beginning of year	$1,012.3	$937.2	$—	$0.4
Actual return on plan assets	86.4	103.9	—	—
Company contributions	39.1	66.1	1.6	2.6
Plan participants' contributions	0.3	0.3	—	2.8
Plan settlements	(1.6)	(6.4)	—	—
Benefits paid	(91.3)	(87.4)	(1.6)	(5.8)
Foreign currency exchange rate changes	(7.9)	(1.4)	—	—
Estimated fair value of plan assets at end of year	$1,037.3	$1,012.3	$—	$—
Funded status at end of year	$(319.4)	$(296.0)	$(16.2)	$(9.4)

The following table presents the amounts recognized in the Consolidated Balance Sheets and Consolidated Statements of Shareholders’ Equity.

	September 30,
	Pension		Postretirement
	2014	2013	2014	2013
Amounts Recognized in the Consolidated Balance Sheets
Noncurrent assets	$8.1	$13.6	$—	$—
Current liabilities	(6.7)	(6.6)	(0.3)	(1.7)
Noncurrent liabilities	(320.8)	(303.0)	(15.9)	(7.7)
Net amount recognized	$(319.4)	$(296.0)	$(16.2)	$(9.4)
Amounts Recognized in Accumulated Other Comprehensive Loss
Net loss/(gain)	$308.5	$269.5	$(4.4)	$(2.2)
Prior service cost/(credit)	0.3	0.5	(0.3)	0.1
Net amount recognized, pre-tax	$308.8	$270.0	$(4.7)	$(2.1)

Pre-tax changes recognized in other comprehensive income for the year ended September 30, 2014 are as follows:

	Pension	Postretirement
Changes in plan assets and benefit obligations recognized in other comprehensive loss
Prior service cost from plan recent amendment	$—	$(0.3)
Net loss/(gain) arising during the year	63.4	(2.5)
Effect of exchange rates	(5.6)	0.1
Amounts recognized as a component of net periodic benefit cost
Amortization or curtailment recognition of prior service cost	(0.3)	—
Amortization or settlement recognition of net (loss)/gain	(18.7)	0.1
Total recognized in other comprehensive income	$38.8	$(2.6)

The Company expects to contribute $23.6 to its pension plans and $0.3 to its postretirement plans in fiscal 2015.

The Company’s expected future benefit payments are as follows:

For The Years Ending September 30,
	Pension	Postretirement
2015	$80.7	$0.3
2016	$79.9	$0.3
2017	$80.9	$0.4
2018	$86.6	$0.5
2019	$81.4	$0.5
2019 to 2023	$398.9	$3.2

The accumulated benefit obligation for defined benefit pension plans was $1,322.1 and $1,280.3 at September 30, 2014 and 2013, respectively. The following table shows pension plans with an accumulated benefit obligation in excess of plan assets at the dates indicated.

	September 30,
	2014	2013
Projected benefit obligation	$1,210.6	$1,178.1
Accumulated benefit obligation	$1,186.6	$1,162.6
Estimated fair value of plan assets	$883.1	$868.5

Pension plan assets in the U.S. plan represent approximately 80% of assets in all of the Company’s defined benefit pension plans. Investment policy for the U.S. plan includes a mandate to diversify assets and invest in a variety of asset classes to achieve that goal. The U.S. plan's assets are currently invested in several funds representing most standard equity and debt security classes. The broad target allocations are approximately: (a) equities, including U.S. and foreign: 62%, (b) debt securities, including U.S. bonds: 37% and (c) other: 1%. Actual allocations at September 30, 2014 approximated these targets. The U.S. plan held no shares of Company common stock at September 30, 2014. Investment objectives are similar for non-U.S. pension arrangements, subject to local regulations.

The following table presents pension and postretirement expense:

	FOR THE YEARS ENDED SEPTEMBER 30,
	Pension			Postretirement
	2014	2013	2012	2014	2013	2012
Service cost	$14.4	$27.1	$26.7	$2.0	$0.4	$0.5
Interest cost	54.6	48.5	55.8	0.8	1.4	2.3
Expected return on plan assets	(69.3)	(67.4)	(63.0)	—	—	—
Amortization of unrecognized prior service cost	0.3	(0.2)	(5.5)	—	(3.7)	(2.6)
Recognized net actuarial loss/(gain)	18.5	28.9	20.3	(0.1)	(2.0)	(2.1)
Curtailment/other (gain)/loss recognized	—	(37.4)	—	(1.1)	(72.2)	—
Settlement loss recognized	0.2	2.2	2.0	—	—	—
Net periodic benefit cost	$18.7	$1.7	$36.3	$1.6	$(76.1)	$(1.9)

Amounts expected to be amortized from accumulated other comprehensive loss into net period benefit cost during the year ending September 30, 2015, are as follows:

	Pension	Postretirement
Net actuarial (loss)/gain	$(9.9)	$0.9
Prior service (cost)/credit	$(0.3)	$0.1

Effective January 1, 2014, benefits under the U.S. pension plan were frozen and future service benefits are no longer being accrued. As a result, the amortization period for unrecognized gains and losses was changed for fiscal 2015 and beyond from the average remaining service period of active employees to the average remaining life expectancy of all plan participants. Because unrecognized losses currently exist, this change will result in a decrease in future pension expense due to the longer amortization period being applied.

The following table presents assumptions, which reflect weighted-averages for the component plans, used in determining the above information:

	September 30,
	Pension		Postretirement
	2014	2013	2014	2013
Plan obligations:
Discount rate	3.7%	4.3%	3.7%	4.9%
Compensation increase rate	3.0%	2.5%	N/A	N/A
Net periodic benefit cost:
Discount rate	4.3%	3.6%	4.9%	3.9%
Expected long-term rate of return on plan assets	7.3%	7.3%	N/A	3.0%
Compensation increase rate	3.1%	2.5%	N/A	N/A

The expected return on plan assets was determined based on historical and expected future returns of the various asset classes, using the target allocations described above. Specifically, for the U.S., which constitutes over 80% of our total assets, the expected return on equities is approximately 8.4%, and the expected return on debt securities (including government and corporate bonds) is approximately 3.5%.

The following table sets forth the estimated fair value of the Company’s pension assets as of September 30, 2014 and 2013 segregated by level within the estimated fair value hierarchy. Refer to Note 16 of the Notes to Consolidated Financial Statements for further discussion on the estimated fair value hierarchy and estimated fair value principles.

	2014 Pension Assets
ASSETS AT ESTIMATED FAIR VALUE	Level 1	Level 2	Total
EQUITY
U.S. Equity	$262.2	$78.6	$340.8
International Equity	39.6	264.4	304.0
DEBT
U.S. Gov't	—	317.5	317.5
Other Gov't	—	36.8	36.8
Corporate	—	26.7	26.7
CASH & CASH EQUIVALENTS	5.1	—	5.1
OTHER	—	6.4	6.4
TOTAL	$306.9	$730.4	$1,037.3

	2013 Pension Assets
ASSETS AT ESTIMATED FAIR VALUE	Level 1	Level 2	Total
EQUITY
U.S. Equity	$259.7	$91.4	$351.1
International Equity	17.5	292.0	309.5
DEBT
U.S. Gov't	—	253.5	253.5
Other Gov't	—	25.2	25.2
Corporate	—	29.4	29.4
CASH & CASH EQUIVALENTS	1.7	36.1	37.8
OTHER	—	5.8	5.8
TOTAL	$278.9	$733.4	$1,012.3

There were no Level 3 pension assets at September 30, 2014 and 2013.

The Company had no postretirement plan assets at September 30, 2014 and September 30, 2013.

Our investment objective for defined benefit retirement plan assets is to satisfy the current and future pension benefit obligations. The investment philosophy is to achieve this objective through diversification of the retirement plan assets. The goal is to earn a suitable return with an appropriate level of risk while maintaining adequate liquidity to distribute benefit payments. The diversified asset allocation includes equity positions, as well as a fixed income investments. The increased volatility associated with equities is offset with higher expected returns, while the long duration fixed income investments help dampen the volatility of the overall portfolio. Risk exposure is controlled by re-balancing the retirement plan assets back to target allocations, as needed. Investment firms managing retirement plan assets carry out investment policy within their stated guidelines. Investment performance is monitored against benchmark indices, which reflect the policy and target allocation of the retirement plan assets.